Income Taxes - Summary of Balances of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	$ (813,813)	$ (628,637)	$ (555,483)
Compensation deferred taxes Assets/Liabilities	358,502	299,078	228,930
Deferred taxes Assets/(Liabilities) after compensation	(455,311)	(329,559)	(326,553)
Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	558,873	479,625	382,874
Compensation deferred taxes Assets/Liabilities	(358,502)	(299,078)	(228,930)
Deferred taxes Assets/(Liabilities) after compensation	200,371	180,547	153,944
Accumulated Depreciation [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	(409,305)	(382,787)	(358,742)
Accumulated Depreciation [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	77,084	92,595	117,702
Accumulated Amortization [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	(29,383)	(30,800)	(26,226)
Accumulated Amortization [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	8,617	9,734	8,797
Provisions [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	(168,774)	(160,248)	(127,807)
Provisions [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	313,092	264,353	166,816
Post-Employment Benefit Obligations [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	(199)	(87)	(87)
Post-Employment Benefit Obligations [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	83,968	80,216	57,372
Revaluation of Financial Instruments [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	(7,507)	(1,535)	(2,002)
Revaluation of Financial Instruments [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	10,785	10,921	26,742
Other [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	(198,645)	(53,180)	(40,619)
Other [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets/(Liabilities) before compensation	$ 65,327	$ 21,806	$ 5,445